ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	As of
	September 30, 2025	September 30, 2024
Accrued salary	$135,386	$130,824
Amount due to third parties(1)	198,546	213,207
Total	$333,932	$344,031

(1)	Amount due to third parties mainly consisted of accruals for decoration and company secretary for the year ended September 30, 2025 and audit fee and rent for the year ended September 30, 2024.